FAIR VALUE DISCLOSURES - Schedules Of Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Fixed maturities, AFS:	$ 58,947	$ 73,076
Amounts due from reinsurer	10,490	14,293
Recurring
Assets:
Fixed maturities, AFS:	58,947	73,076
Other equity investments	627	682
Trading securities	283	379
Other invested assets:	4,225	6,494
Cash equivalents	655	1,382
Amounts due from reinsurer	10,490	14,293
Assets for market risk benefits	478	317
Separate Accounts assets	110,808	143,306
Total Assets	186,513	239,929
Liabilities:
Total Liabilities	19,828	28,313
Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities:
MIB Liabilities , Fair Value Disclosure	15,751	21,672
Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Other equity investments	137	243
Trading securities	160	193
Other invested assets:	0	0
Cash equivalents	397	1,109
Amounts due from reinsurer	0	0
Assets for market risk benefits	0	0
Separate Accounts assets	108,378	140,740
Total Assets	109,072	142,285
Liabilities:
Total Liabilities	0	0
Recurring | Level 2
Assets:
Fixed maturities, AFS:	56,783	71,520
Other equity investments	478	434
Trading securities	123	186
Other invested assets:	4,220	6,486
Cash equivalents	258	273
Amounts due from reinsurer	0	0
Assets for market risk benefits	0	0
Separate Accounts assets	2,429	2,565
Total Assets	64,291	81,464
Liabilities:
Total Liabilities	4,077	6,641
Recurring | Level 3
Assets:
Fixed maturities, AFS:	2,164	1,556
Other equity investments	12	5
Trading securities	0	0
Other invested assets:	5	8
Cash equivalents	0	0
Amounts due from reinsurer	10,490	14,293
Separate Accounts assets	1	1
Total Assets	13,150	16,180
Liabilities:
Total Liabilities	15,751	21,672
Recurring | Level 3 | Variable Interest Entity, Primary Beneficiary
Liabilities:
MIB Liabilities , Fair Value Disclosure	15,751	21,672
Recurring | NAV
Assets:
Separate Accounts assets	456	404
Corporate | Recurring
Assets:
Fixed maturities, AFS:	39,463	47,724
Corporate | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Corporate | Recurring | Level 2
Assets:
Fixed maturities, AFS:	37,360	46,231
Corporate | Recurring | Level 3
Assets:
Fixed maturities, AFS:	2,103	1,493
U.S. Treasury, government and agency
Assets:
Fixed maturities, AFS:	5,738	15,214
U.S. Treasury, government and agency | Recurring
Assets:
Fixed maturities, AFS:	5,738	15,214
U.S. Treasury, government and agency | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
U.S. Treasury, government and agency | Recurring | Level 2
Assets:
Fixed maturities, AFS:	5,738	15,214
U.S. Treasury, government and agency | Recurring | Level 3
Assets:
Fixed maturities, AFS:	0	0
States and political subdivisions
Assets:
Fixed maturities, AFS:	471	597
States and political subdivisions | Recurring
Assets:
Fixed maturities, AFS:	471	597
States and political subdivisions | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
States and political subdivisions | Recurring | Level 2
Assets:
Fixed maturities, AFS:	442	562
States and political subdivisions | Recurring | Level 3
Assets:
Fixed maturities, AFS:	29	35
Foreign governments
Assets:
Fixed maturities, AFS:	836	1,152
Foreign governments | Recurring
Assets:
Fixed maturities, AFS:	836	1,152
Foreign governments | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Foreign governments | Recurring | Level 2
Assets:
Fixed maturities, AFS:	836	1,152
Foreign governments | Recurring | Level 3
Assets:
Fixed maturities, AFS:	0	0
Residential mortgage-backed
Assets:
Fixed maturities, AFS:	777	90
Residential mortgage-backed | Recurring
Assets:
Fixed maturities, AFS:	777	90
Residential mortgage-backed | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Residential mortgage-backed | Recurring | Level 2
Assets:
Fixed maturities, AFS:	777	90
Residential mortgage-backed | Recurring | Level 3
Assets:
Fixed maturities, AFS:	0	0
Asset-backed
Assets:
Fixed maturities, AFS:	8,449	5,905
Asset-backed | Recurring
Assets:
Fixed maturities, AFS:	8,449	5,905
Asset-backed | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Asset-backed | Recurring | Level 2
Assets:
Fixed maturities, AFS:	8,449	5,897
Asset-backed | Recurring | Level 3
Assets:
Fixed maturities, AFS:	0	8
Commercial mortgage-backed
Assets:
Fixed maturities, AFS:	3,170	2,341
Commercial mortgage-backed | Recurring
Assets:
Fixed maturities, AFS:	3,170	2,341
Commercial mortgage-backed | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Commercial mortgage-backed | Recurring | Level 2
Assets:
Fixed maturities, AFS:	3,138	2,321
Commercial mortgage-backed | Recurring | Level 3
Assets:
Fixed maturities, AFS:	32	20
Redeemable preferred stock
Assets:
Fixed maturities, AFS:	43	53
Redeemable preferred stock | Recurring
Assets:
Fixed maturities, AFS:	43	53
Redeemable preferred stock | Recurring | Level 1
Assets:
Fixed maturities, AFS:	0	0
Redeemable preferred stock | Recurring | Level 2
Assets:
Fixed maturities, AFS:	43	53
Redeemable preferred stock | Recurring | Level 3
Assets:
Fixed maturities, AFS:	0	0
Short-term investments | Recurring
Assets:
Other invested assets:	485	0
Short-term investments | Recurring | Level 1
Assets:
Other invested assets:	0	0
Short-term investments | Recurring | Level 2
Assets:
Other invested assets:	485	0
Short-term investments | Recurring | Level 3
Assets:
Other invested assets:	0	0
Assets of consolidated VIEs/VOEs | Recurring
Assets:
Other invested assets:	5	8
Assets of consolidated VIEs/VOEs | Recurring | Level 1
Assets:
Other invested assets:	0	0
Assets of consolidated VIEs/VOEs | Recurring | Level 2
Assets:
Other invested assets:	0	0
Assets of consolidated VIEs/VOEs | Recurring | Level 3
Assets:
Other invested assets:	5	8
Swaps | Recurring
Assets:
Other invested assets:	(416)	(469)
Swaps | Recurring | Level 1
Assets:
Other invested assets:	0	0
Swaps | Recurring | Level 2
Assets:
Other invested assets:	(416)	(469)
Swaps | Recurring | Level 3
Assets:
Other invested assets:	0	0
Credit default swaps | Recurring
Assets:
Other invested assets:	(2)	(1)
Credit default swaps | Recurring | Level 1
Assets:
Other invested assets:	0	0
Credit default swaps | Recurring | Level 2
Assets:
Other invested assets:	(2)	(1)
Credit default swaps | Recurring | Level 3
Assets:
Other invested assets:	0	0
Options | Recurring
Assets:
Other invested assets:	4,153	6,956
Options | Recurring | Level 1
Assets:
Other invested assets:	0	0
Options | Recurring | Level 2
Assets:
Other invested assets:	4,153	6,956
Options | Recurring | Level 3
Assets:
Other invested assets:	0	0
SCS, SIO, MSO and IUL indexed features’ liability | Recurring
Liabilities:
Liabilities	4,077	6,641
SCS, SIO, MSO and IUL indexed features’ liability | Recurring | Level 1
Liabilities:
Liabilities	0	0
SCS, SIO, MSO and IUL indexed features’ liability | Recurring | Level 2
Liabilities:
Liabilities	4,077	6,641
SCS, SIO, MSO and IUL indexed features’ liability | Recurring | Level 3
Liabilities:
Liabilities	$ 0	$ 0